NOTE 4 - NOTES PAYABLE (Details Narrative) (USD $)	Jun. 30, 2013
Debt Disclosure [Abstract]
Senior secured convertible notes	$ 2,400,000
Total principal of series A and series B note	1,950,000
Principal of series C note	$ 450,000
Annual interest rate on all notes	0.14